Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, net
Schedule of intangible assets, net
	December 31,	December 31,
	2023	2022
Software	$24,045	$31,126
Land use rights*	-	290,606
Patents	4,438,011	4,350,000
Subtotal	4,462,056	4,671,732
Less: Accumulated amortization	(4,249,969)	(4,486,910)
Intangible assets, net	$212,087	$184,822